Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 26, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Tax expense effect to equity		$ 130,500,000
Tax benefit impact to equity		130,500,000
Deferred tax adjustment recorded to equity		0
Goodwill		230,543,000	$ 0
Uncertain tax positions		905,000	$ 18,040,000	$ 16,984,000
Interest and penalty charges accrued		0
Current Year Operating Activity
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance		65,000,000
Deferred Tax Asset Adjustment
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 130,500,000
Research and development
Operating Loss Carryforwards [Line Items]
Uncertain tax position, net of tax credit		700,000
U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		45,375,000
Tax credit carryforward		1,755,000
U.S. Federal | Research and development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		1,800,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		20,809,000
Tax credit carryforward		1,200,000
State | Research and development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		$ 1,200,000